FHLB Advances (Tables)	12 Months Ended
Dec. 31, 2013
FHLB Advances [Abstract]
Advances from the FHLB

	Rate	December 31, 2013	December 31, 2012
Fixed Rate Advances
Maturities:
January 2014	3.12%	$5,000	$5,000
May 2014	3.06%	5,000	5,000
Total		$10,000	$10,000

Schedule of federal home loan advances pledged by assets

	December 31, 2013	December 31, 2012

Single-family mortgage loans	$14,940	$9,917
Multi-family mortgage loans	4,890	4,968
Commercial real estate loans	3,339	1,185
Securities	2,024	4,707
Cash	3,300	3,300
Total	$28,493	$24,077